CONTRACT ASSETS NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS, NET
Contract assets - "Smart Campus" related technological consulting services with FMP (1)	$ 0	$ 1,350,683
Contract assets - "Smart Campus" project maintenance and technical support fee with FMP	0	601,461
Contract assets - Other "Smart Campus" related technological consulting services	0	54,345
Financing component associated with FMP contract receivable (1)	0	7,657
Total contract assets, net	0	2,014,146
Less: current portion of contract assets	0	2,014,146
Contract assets, non-current	$ 0	$ 0